Nature of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
	Jan. 27, 2020	Apr. 15, 2019	Jun. 22, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Class of Stock
Net loss				$ 29,873	$ 27,179
Accumulated deficit				267,023		$ 237,150
Cash				$ 243,312	$ 187,733	$ 210,643
Ordinary Shares | IPO
Class of Stock
Number of shares issued in transaction (shares)			10,147,059
Per share price of issuance (usd per share)			$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs			$ 156,500
Ordinary Shares | Options
Class of Stock
Number of shares issued in transaction (shares)		630,000	1,323,529
Ordinary Shares | Underwriters public offering
Class of Stock
Number of shares issued in transaction (shares)	7,250,000	4,830,000
Per share price of issuance (usd per share)	$ 11.00	$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 74,000	$ 108,800